Commitments and Contingencies (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2020	Nov. 30, 2018	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2010
Loss Contingencies [Line Items]
Amount of claim payable				$ 1,200
Settlement amount	$ 850	$ 1,200
Letters of credit outstanding			$ 800	$ 800	$ 800